Loans at amortized cost, etc. - Changes in loans at amortized cost, etc. (Details) (Parenthetical) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in loans at amortized cost and other assets [Abstract]
Recovery of loans and advances uncollected amount written off.	₩ 10,682,802	₩ 10,268,898